Securities Available-for-sale (Tables)	12 Months Ended
Jun. 30, 2015
Securities Available-for-Sale
Summary of the amortized cost, gross unrealized holding gains and losses, and fair value of securities available-for-sale

	June 30, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. Government agency securities	$48,191	$40	$(1)	$48,230
Agency mortgage-backed securities	54,553	2	(877)	53,678

	$102,744	$42	$(878)	$101,908

	June 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. Government agency securities	$48,415	$31	$(28)	$48,418
Agency mortgage-backed securities	66,744	3	(1,284)	65,463

	$115,159	$34	$(1,312)	$113,881

Summary of gross unrealized losses and fair values aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	June 30, 2015
	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
U.S. Government agency securities	$2,999	$(1)	$—	$—	$2,999	$(1)
Agency mortgage-backed securities	10,295	(106)	41,349	(771)	51,644	(877)

	$13,294	$(107)	$41,349	$(771)	$54,643	$(878)

	June 30, 2014
	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
U.S. Government agency securities	$24,141	$(28)	$—	$—	$24,141	$(28)
Agency mortgage-backed securities	—	—	62,734	(1,284)	62,734	(1,284)

	$24,141	$(28)	$62,734	$(1,284)	$86,875	$(1,312)

Schedule of amortized cost and fair values of securities available-for-sale debt by contractual maturity

	Amortized Cost	Fair Value
	(Dollars in thousands)
Due within one year	$36,117	$36,142
Due after one year through five years	12,074	12,088
Due after five years through ten years	26,425	26,119
Due after ten years	28,128	27,559

	$102,744	$101,908